Due to Trust Account, Short-term Borrowings and Long-term Debt (Summary of Subsequent Maturities of Long-term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Long-term debt by maturity:
2027	¥ 3,010,347
2028	3,086,653
2029	2,230,638
2030	1,044,076
2031	1,035,026
2032 and thereafter	11,494,049
Total	21,900,789	¥ 21,036,051
MUFG
Long-term debt by maturity:
2027	492,606
2028	1,558,437
2029	1,370,383
2030	767,242
2031	712,653
2032 and thereafter	8,953,788
Total	13,855,109	12,237,098
BK
Long-term debt by maturity:
2027	1,712,163
2028	1,079,297
2029	403,349
2030	150,040
2031	190,924
2032 and thereafter	1,206,098
Total	4,741,871	5,780,373
Other subsidiaries
Long-term debt by maturity:
2027	805,578
2028	448,919
2029	456,906
2030	126,794
2031	131,449
2032 and thereafter	1,334,163
Total	¥ 3,303,809	¥ 3,018,580